LENDING AND COLLATERALIZATION ARRANGEMENTS INVOLVING TOKENS	3 Months Ended
Mar. 31, 2026
Securitize, Inc. and Subsidiaries
Crypto Asset, Holding [Line Items]
LENDING AND COLLATERALIZATION ARRANGEMENTS INVOLVING TOKENS	DIGITAL ASSETS
The following table presents the Company’s digital assets at the periods indicated below:

	March 31, 2026	December 31, 2025
Digital assets from operations	$165,100	$1,936,626
Digital assets held for investment	1,177,803	—
Total digital assets	$1,342,903	$1,936,626
Digital assets held at fair value (in the scope of ASC 350-60)
The following table summarizes units held, cost basis, and fair value of the digital assets:

March 31, 2026
Asset	Symbol	Quantity of Digital assets held	Cost basis	Fair value
ZK Token	ZK Token	34,234,282	$1,156,345	$599,444
Aptos	APT	163,921	301,429	146,346
Wormhole Token	W Token (Wormhole)	33,518,162	3,361,453	479,612
Other	not meaningful	not meaningful	not meaningful	117,501
Total				$1,342,903

December 31, 2025
Asset	Symbol	Quantity of Digital assets held	Cost basis	Fair value
ZK Token	ZK Token	21,734,039	$795,278	$630,213
Aptos	APT	109,024	298,464	180,931
Wormhole Token	W Token (Wormhole)	33,518,162	3,361,453	1,100,244
Other	not meaningful	not meaningful	not meaningful	25,238
Total				$1,936,626
Digital assets receivable
Certain digital assets are subject to sale and transfer restrictions through vesting schedules typically associated with contracts with blockchain customers and their associated foundations. Digital assets receivable and restricted by vesting schedules for which the Company has not obtained accounting control and that are subject to contractual transfer restrictions through vesting schedules are recognized as ‘Digital assets receivable’ on the Company’s unaudited condensed consolidated balance sheets. As of March 31, 2026 and December 31, 2025, the majority of the balance was denominated in USD, with a variable quantity of tokens expected to be received based on their USD equivalent at the time of transfer. The portion of the balance denominated in digital assets represents the right to receive a fixed amount of those assets in the future and contains an embedded forward feature that is remeasured at fair value each period based on the market price of the underlying digital assets to be received. As the tokens are released to the Company in accordance with contractual vesting schedules, the tokens are reclassified from ‘Digital assets receivable’ to ‘Digital assets held for investment’ on the unaudited condensed consolidated balance sheets.
As of March 31, 2026 the Company was entitled to receive $3,679,836 of digital assets restricted by vesting schedules (including $2,059,917 and $1,619,919 classified as current and noncurrent, respectively) after accounting for the effects of the embedded derivative feature identified resulting from the Company’s right to receive a fixed amount of digital assets, the fair value of which fluctuates based on market conditions. As of March 31, 2026, sale restrictions associated with the digital assets subject to these vesting schedules range from less than one month to approximately two years.
As of December 31, 2025, the Company was entitled to receive $4,056,320 of digital assets restricted by vesting schedules (including $2,500,102 and $1,556,218 classified as current and noncurrent, respectively) after accounting for the effects of the embedded feature based on the changes in the fair value of the underlying digital assets when the quantity to be received is fixed. The remaining restriction periods on these digital assets similarly ranged from less than one month to approximately two years.
LENDING AND COLLATERALIZATION ARRANGEMENTS INVOLVING TOKENS
Beginning in November 2024 and throughout 2025, the Company became party to various lending arrangements, governed by various Master Loan and Security Agreements (“MLSAs”), with certain investors of tokenized funds (the “counterparties”). Under the MLSAs, the Company was subject to making advances to the counterparties in exchange for transferring certain tokens as collateral on the loans. These loans receivable typically bore an annual facilitation fee of approximately 2.00% which accrued until settled as a deduction from the collateral balance remitted back to the counterparties. When facilitating these transactions, the Company simultaneously locked the tokenized assets received as collateral in smart contracts using its sToken vault technology (minted as the applicable “sTokens”) which enabled the collateral assets to be able to interact with various decentralized finance protocols so the Company could service these lending arrangements via on-chain borrowings from the respective network.
In facilitating these lending arrangements, the Company provided a regulated, contract-based, and operationally managed means for investors in certain tokenized assets to access certain DeFi investment strategies, rather than requiring the investor to interact directly with blockchain protocols. The Company, in its capacity as a regulated intermediary and transfer agent for the underlying collateral assets, ensured that the tokenized assets were not transferred, pledged, or otherwise utilized without the required regulatory controls and permissions. This structure was followed to ensure that these of types transactions involving tokenized collateral within DeFi were able to occur in compliance with applicable securities laws and contractual restrictions in a controlled setting and access to the relevant smart contracts to open these positions was exclusively available through the Company’s infrastructure. By initially restricting these smart contracts for use by the Company such that they were not publicly available for direct access by investors, the Company was able to control its measured release while also demonstrating some potential benefits of tokenizing and using regulated assets in DeFi strategies, including added yield generation and providing new liquidity sources. The Company opted for this gradual release of these concepts to prove that the underlying assets could maintain their compliance with traditional regulations while also being composable in DeFi, which were novel use cases for the industry and that had limited previous institutional adoption historically.
As a result of the Company’s facilitation of these transactions through proof-of-concepts demonstrating how tokenized real-world assets (RWAs) can interact with DeFi protocols to enable new institutional investment strategies — while concurrently advancing the ecosystem and increasing the amount of tokenized assets and protocols available — the public release of these smart contracts has been successfully rolled out, allowing investors to access them independently as intended. Specifically, the Company’s facilitation of each transaction’s execution is no longer required, while the functionality still provides for the necessary level of compliance necessary for the underlying RWAs and the applicable regulatory frameworks. Accordingly, during the final months of the year ended December 31, 2025 and into early 2026, the Company wound down all of these lending arrangements with counterparties and had no associated amounts remaining on the unaudited condensed consolidated balance sheets as of March 31, 2026.
As of December 31, 2025, there was $1,722,665, recorded within ‘Restricted tokenized assets’ representing the collateral received from counterparties, with a corresponding $1,722,665 amount recorded within ‘Obligation to return collateral’ which the Company used to service the associated loans by borrowing additional assets, typically from a DeFi protocol. The corresponding liabilities for the amounts received from the applicable network were recorded within ‘Digital asset borrowings’ in the amount of $101,109 on the unaudited condensed consolidated balance sheets as of December 31, 2025. The collateral assets and related borrowings from the applicable networks facilitated the advances of $99,647 in loans of certain digital assets (excluding the $290,356 advanced to related parties in the ordinary course — see Note 13) which were recognized within ‘Digital assets loan receivable’ as of December 31, 2025.
These types of lending arrangements, specifically where the Company obtains accounting control over a counterparty’s collateral and facilitates participation in DeFi strategies through servicing additional collateralized borrowings from protocols for counterparties, are no longer being executed by the Company and there is no expectation that they will resume in 2026.
DIGITAL ASSETS
The following table presents the Company’s digital assets at the periods indicated below:

	December 31,
	2025	2024
Digital assets held at fair value	$1,936,626	$31,246
Stablecoins	86,472	20,744,633
Total digital assets	$2,023,098	$20,775,879
Digital assets held at fair value (in the scope of ASC 350-60)
The following table summarizes units held, cost basis, and fair value of the digital assets:

December 31, 2025
Asset	Symbol	Quantity of Digital assets held	Cost basis	Fair value
ZK Token	ZK Token	21,734,039	$795,278	$630,213
Aptos	APT	109,024	$298,464	$180,931
Wormhole Token	W Token (Wormhole)	33,518,162	$3,361,453	$1,100,244
Other	not meaningful	not meaningful	not meaningful	$25,238
The digital asset balances held at fair value and the related activity during the year ended December 31, 2024 were not material and therefore are not presented herein.
The digital assets held at fair value are included in ‘Digital assets’ and ‘Other noncurrent assets’ on the consolidated balance sheets as of December 31, 2025 and 2024, respectively.
The following table presents a roll-forward of the Company’s digital asset holdings, recorded at fair value during the period indicated below:

December 31, 2025
Digital assets, held at fair value, beginning of year	$31,246
Purchases and receipts of digital assets(1)	6,322,484
Dispositions and transfers out of digital assets(2)	(1,817,751)
Losses, net(3)	(2,599,353)
Digital assets, held at fair value, end of year	$1,936,626
__________________
(1)Includes the digital assets retained by the Company from operating activities, including certain DeFi activities, trading activities, and accounts receivable payments, net of any amounts immediately or nearly immediately disposed of to third parties
(2)Includes disbursements to satisfy certain liabilities as well as redemptions for stablecoins or cross-chain swaps for similar assets at their USD equivalent market value
(3)The Company measures gains and losses on an individual asset basis. There were no unrealized gains and de minimis realized gains during the year ended December 31, 2025. The “Losses, net” amount primarily consists of realized losses of $69,941 and unrealized losses of $2,529,412 during the year ended December 31, 2025.
Digital assets are often received as a form of payment from blockchain customers and these assets are typically converted to cash, cash equivalents, or certain other stablecoins (i.e. USDT) or are otherwise used to fulfill expenses nearly immediately, in the ordinary course of the Company’s business. A reconciliation of this additional net digital asset activity is not provided as the associated risk of exposure to digital assets, even during periods of significant activity, is immaterial.
Stablecoins
The following table summarizes units held and cost basis (which equates to fair value) of stablecoins at the periods indicated:

December 31, 2024
Asset	Symbol	Quantity of Digital assets held	Cost basis
Elixir	deUSD	20,721,815	$20,721,815
Tether	USDT	22,818	$22,818
As of December 31, 2025, the Company’s stablecoins held were not material and are included within Prepaid expenses and other current assets on the Company’s consolidated balance sheets. Substantially all of these stablecoins are USDT and were obtained for use in the ordinary course of business.
As of December 31, 2024, and until the positions were closed during the year ended December 31, 2025, the majority of the stablecoins balance held by the Company were for use in various investment strategies, including participating in DeFi activities.
The Company measures gains and losses by each asset held, including de minimis gains and losses from the minor fluctuations in stablecoin fair values from their underlying fiat currency (i.e. USD). These amounts include minor cumulative realized gains primarily from stablecoin pair arbitrage and fair value adjustments resulting in de minimis unrealized losses during the years ended December 31, 2025 and 2024.
The following table presents a roll-forward of the Company’s stablecoin holdings, recorded at fair value during the periods indicated below:

	December 31,
	2025	2024
Stablecoins, beginning of year	$20,744,633	$113,918
Additions to stablecoin investments(1)	1,493,942	20,721,815
Dispositions of stablecoin investments(2)	(22,215,757)	—
Additions and receipts from operations(3)	86,472	296,493
Redemptions and disbursements for operations(3)	(22,818)	(387,593)
Stablecoins, end of year	$86,472	$20,744,633
__________________
(1)Includes the additional stablecoins deposited for investment, and the resulting stablecoin rewards and/or yield generated from stablecoin digital assets held for investment. This amount includes cumulative realized gains of $230,927, net of protocol fees, primarily resulting from the realization of underlying changes in the fair values of stablecoin derivatives upon their conversion and other forms of stablecoin yield earned from participation in these activities.
(2)Represents the wind down of the Company’s stablecoin investment positions with the redeemed assets being transferred for use in operations or positions involving other assets, such as the Company’s tokenized investments in real world assets.
(3)Includes stablecoins received as a form of payment for transaction revenues, from facilitating the Company’s lending arrangements, or by transfers into/from the Company’s operating exchanges as a result of digital asset redemptions for various operational activities, including the facilitation of cross-chain swaps or transfers for digital assets and other general disbursements to satisfy certain liabilities.
Stablecoins that are not being held for investment purposes by the Company but are still reported on the consolidated balance sheets are often the result of various stablecoins being received as a form of payment initially, or to convert transfers from other forms of digital assets received as a form of payment, and are typically converted to other types of stablecoin and/or cash or used to fulfill expenses nearly immediately, in the ordinary course of the Company’s business. A reconciliation of this net stablecoin and related transfer activity transacted in normal operations is not provided as the associated risk of exposure to stablecoins or other digital assets, even during periods of significant activity, is immaterial.
Digital assets receivable
Certain digital assets are subject to sale and transfer restrictions through vesting schedules typically associated with contracts with blockchain customers and their associated foundations. Digital assets receivable and restricted by vesting schedules for which the Company has not obtained accounting control and that are subject to contractual transfer restrictions through vesting schedules are recognized as ‘Digital assets receivable’ on the Company’s consolidated balance sheets. As of December 31, 2025, the majority of the balance was denominated in USD, with a variable quantity of tokens expected to be received based on their USD equivalent at the time of transfer. The portion of the balance denominated in digital assets represents the right to receive a fixed amount of those assets in the future and contains an embedded forward feature that is remeasured at fair value each period based on the market price of the underlying digital assets to be received. As the tokens are released to the Company in accordance with contractual vesting schedules, the tokens are reclassified from ‘Digital assets receivable’ to ‘Digital assets’ on the consolidated balance sheets.
The Company was entitled to receive $4,056,320 of digital assets restricted by vesting schedules as of December 31, 2025 (including $2,500,102 and $1,556,218 classified as current and noncurrent, respectively) after accounting for the effects of the embedded feature based on the changes in the fair value of the underlying digital assets when the quantity to be received is fixed. As of December 31, 2025, sale restrictions associated with the digital assets subject to these vesting schedules range from less than one month to approximately two years. There was no related balance of Digital assets receivable held by the Company as of December 31, 2024.
The following table presents a roll-forward of the Company’s Digital assets receivable during the year ended December 31, 2025:

Digital assets receivable, beginning of year	$—
Digital assets receivable earned by the Company	6,556,218
Digital assets received	(795,278)
Net change in fair value of embedded forward feature	(1,704,620)
Digital assets receivable, end of year	$4,056,320
LENDING AND COLLATERALIZATION ARRANGEMENTS INVOLVING TOKENS
Beginning in November 2024 and throughout 2025, the Company became party to various lending arrangements, governed by various Master Loan and Security Agreements (“MLSAs”), with certain investors of tokenized funds (the “counterparties”). Under the MLSAs, the Company is subject to making advances to the counterparties in exchange for transferring certain tokens as collateral on the loans. These loans receivable typically bear an annual facilitation fee of approximately 2.00% which accrues until settled as a deduction from the collateral balance remitted back to the counterparties. There can be variability in the annual facilitation fee levied in the MLSAs based on a variety of factors, including the loan amount, collateral maintenance, and lending risk profile assessed by the Company when entering the arrangement. The loans have no specified maturity date and are mutually callable. The Company simultaneously locks the tokenized assets received as collateral in smart contracts using its sToken vault technology (minted as the applicable “sTokens”) which can interact with various decentralized finance protocols so the Company can facilitate these lending arrangements via on-chain borrowings from the respective network.
In exchange for the locked tokens (in the aggregate amounts of $1,722,665 and $36,000,000, recorded within ‘Restricted tokenized assets’ on the consolidated balance sheets as of December 31, 2025 and 2024, respectively), the Company receives a stablecoin or other form of collateralized asset that is already tokenized by the Company and supported by the network to fund the loans. The digital assets received are immediately transferred to the counterparties except for the cases where the Company funds its own arrangements to hold the amounts received for investment. The corresponding liabilities for the amounts received by the applicable network are recorded within ‘Digital asset borrowings’ on the consolidated balance sheets in the amounts of $101,109 and $36,000,000 as of December 31, 2025 and 2024, respectively.
The collateral facilitated the advances of $390,003 and $15,000,000 in loans outstanding (including $290,356 advanced to related parties in the ordinary course — see Note 14) as of December 31, 2025 and 2024, which are recognized within ‘Digital assets loan receivable’ on the consolidated balance sheets. During the year ended
December 31, 2025, there were instances where the Company repaid either some or all of the outstanding ‘Digital asset borrowings’ that were previously transacted to facilitate the funding of the Company’s ‘Digital assets loan receivable’ balances. Additionally, there were two arrangements entered into with the same counterparty that were over-collateralized with HLSCOPE for the related Digital assets loan receivable amounts denominated in deUSD which were still outstanding as of December 31, 2025. For these arrangements, the Company had also entered into corresponding borrowing arrangements with the Elixir network to fund the deUSD initially loaned, and were fully repaid by the Company in October 2025 prior to the value of deUSD losing its peg to the US Dollar. As such, the Company had no Digital asset borrowings denominated deUSD at the time of this depegging event. However, there were corresponding loans outstanding that were initially loaned for $810,734 at origination, and were denominated in deUSD, that were overcollateralized by $1,103,171 in HLSCOPE as of December 31, 2025. As the Elixir network had already announced that deUSD would be deprecated in 2026, the Company expected that the value of Digital asset loan receivable would not be fully recoverable at settlement, Therefore, the Company wrote down the loan receivable balance to the USD equivalent value of the associated loaned deUSD outstanding, recognizing a loss of $809,823 during the year ended December 31, 2025, within ‘Loss on digital assets from operations, net’ in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2025. The counterparty fully repaid the outstanding loan amount denominated in deUSD, and the Company deducted 2% of the collateral assets held upon remittance in January 2026 along with all the remaining balances associated with this lending arrangement as of December 31, 2025.
The Company maintains control over the tokens held as collateral and uses the assets to facilitate participation in various DeFi activities, with the minted sTokens meeting the criteria for recognition in place of the underlying tokens secured as collateral from the counterparties. Accordingly, the Company recognizes the obligation to return the underlying tokens as a current liability, within the ‘Obligation to return collateral’ balance; including both the host instrument representing the obligation to return the value of the collateral received and a bifurcated embedded derivative measured at fair value each period based on the change in the spot price of the underlying tokens received as collateral by the counterparties. All MLSAs that were outstanding as of December 31, 2025 were settled by January 2026, as noted above.
The market risk exposure on the obligation to return collateral from the fluctuating spot prices of the underlying tokens is naturally offset, at least in part, by the associated embedded forward feature bifurcated from the sTokens which are recorded within ‘Restricted tokenized assets’ and is realized upon redemption of the collateral after the loans are repaid. Although a portion of the underlying tokens received as collateral are derecognized once they are locked in smart contracts by the Company and replaced by the minted sTokens (which are carried at cost less impairment within ‘Restricted tokenized assets’), upon derecognition of the sToken once the underlying collateral is redeemed by the Company with the respective network, the gain or loss upon derecognition offsets any previously recognized fair value adjustments on the collateral obligation. The sToken represents the right to receive a fixed amount of the same underlying tokens that were initially locked in the smart contract; and accordingly the tokens are recognized at their updated fair values upon redemption prior to returning them to the counterparty in satisfaction of the collateral obligation. The Company ensures that all MLSAs include a required collateral level, which obligates the counterparty to pledge a minimum amount of collateral over the designated loan amount. For the year ended December 31, 2024, all MLSAs had a required collateral level of at least 100%, while for the year ended December 31, 2025, all MLSAs had a required collateral level ranging from 100% to 167%.
During the year ended December 31, 2024, the Company also locked $21,000,000 of its own BUIDL tokens in a smart contract in exchange for $21,000,000 deUSD, which the Company held as an investment to earn staking rewards from the applicable network. The Company recognized the sBUIDL representation tokens in place of the BUIDL locked in a smart contract within ‘Restricted tokenized assets’ on the consolidated balance sheet as of December 31, 2024. The Company’s deUSD held for investment was locked in a smart contract to generate rewards and was only able to be used or redeemed by the Company such that the network did not obtain control over the deUSD while staked. Accordingly, the Company continued to recognize the deUSD tokens locked in a smart contract while being held for investment within ‘Stablecoins’ on the consolidated balance sheet as of December 31, 2024. These stablecoins were redeemed by the Company during the year ended December 31, 2025 as the Company used the funds as consideration paid for the MG Stover acquisition (see Note 3).